UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4932

John Hancock World Fund
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      October 31

Date of reporting period:     January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Health Sciences Fund

1.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Health Sciences Fund
Securities owned by the Fund on
January 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 79.28%                                                                                                $271,940,466
(Cost $180,340,594)

Biotechnology 21.80%                                                                                                  74,786,952
Amgen, Inc. (I)                                                                                          220,000      13,692,800
AtheroGenics, Inc. (I)(L)                                                                                 65,600       1,216,880
Biogen Idec, Inc. (I)(L)                                                                                 100,000       6,496,000
Celgene Corp. (I)                                                                                        110,000       3,007,400
Charles River Laboratories International, Inc. (I)                                                        75,000       3,553,500
Eyetech Pharmaceuticals, Inc. (I)(L)                                                                      95,000       3,501,700
Genentech, Inc. (I)(L)                                                                                   165,000       7,872,150
Genzyme Corp. (I)(L)                                                                                     100,000       5,821,000
Gilead Sciences, Inc. (I)                                                                                200,000       6,620,000
Kosan Biosciences, Inc. (I)                                                                              102,750         726,443
Martek Biosciences Corp. (I)                                                                              50,000       2,641,000
Millennium Pharmaceuticals, Inc. (I)(L)                                                                  134,254       1,236,479
Nabi Biopharmaceuticals (I)                                                                               30,000         387,300
Neurocrine Biosciences, Inc. (I)(L)                                                                       50,000       2,287,500
OSI Pharmaceuticals, Inc. (I)                                                                             55,000       3,580,500
Protein Design Labs, Inc. (I)(L)                                                                         100,000       2,017,000
Sepracor, Inc. (I)                                                                                        70,000       4,002,600
Telik, Inc. (I)                                                                                          110,000       2,092,200
Vicuron Pharmaceuticals, Inc. (I)(L)                                                                     130,000       1,969,500
ZymoGenetics, Inc. (I)                                                                                   100,000       2,065,000

Health Care Distributors 0.49%                                                                                         1,673,150
AmerisourceBergen Corp.                                                                                   15,000         874,200
Cardinal Health, Inc.                                                                                      5,000         281,600
McKesson Corp.                                                                                            15,000         517,350

Health Care Equipment 23.53%                                                                                          80,713,223
Affymetrix, Inc. (I)(L)                                                                                   60,000       2,469,600
American Medical Systems Holdings, Inc. (I)                                                               60,044       2,357,928
ArthroCare Corp. (I)(L)                                                                                  110,000       3,272,500
Baxter International, Inc.                                                                                20,000         675,200
Beckman Coulter, Inc.                                                                                     15,000       1,005,000
Biomet, Inc.                                                                                              35,000       1,486,800
Boston Scientific Corp. (I)                                                                              175,000       5,785,500
DENTSPLY International, Inc.                                                                              40,000       2,242,800
EPIX Pharmaceuticals, Inc. (I)                                                                            60,300         581,895
Fisher Scientific International, Inc. (I)(L)                                                              45,000       2,841,750
Gen-Probe, Inc. (I)                                                                                       85,000       4,148,850
Guidant Corp.                                                                                             50,000       3,624,500
Hospira, Inc. (I)                                                                                         25,000         722,250
Integra LifeSciences Holdings (I)                                                                         60,000       2,260,800
Invitrogen Corp. (I)                                                                                      20,000       1,374,200
Kinetic Concepts, Inc. (I)                                                                                80,000       5,200,000
Medtronic, Inc.                                                                                          250,000      13,122,500
St. Jude Medical, Inc. (I)                                                                               170,000       6,677,600
Stryker Corp. (I)(L)                                                                                     180,000       8,845,200
Varian Medical Systems, Inc. (I)(L)                                                                      120,000       4,527,600
Zimmer Holdings, Inc. (I)(L)                                                                              95,000       7,490,750

Health Care Facilities 2.49%                                                                                           8,537,700
Community Health Systems, Inc. (I)                                                                        90,000       2,608,200
DaVita, Inc. (I)                                                                                          75,000       3,147,000
VCA Antech, Inc. (I)(L)                                                                                  150,000       2,782,500

Health Care Services 9.78%                                                                                            33,534,308
Advisory Board Co. (The) (I)(L)                                                                           80,000       2,852,000
Caremark Rx, Inc. (I)                                                                                    180,000       7,038,000
Covance, Inc. (I)                                                                                        110,000       4,675,000
ICON Plc, American Depositary Receipt (ADR) (Ireland) (I)(L)                                              65,000       2,282,800
IDX Systems Corp. (I)                                                                                     95,000       2,946,900
Medco Health Solutions, Inc. (I)                                                                         100,000       4,257,000
Omnicare, Inc.                                                                                            20,000         615,000
Quest Diagnostics, Inc.                                                                                   27,500       2,620,750
Stericycle, Inc. (I)(L)                                                                                   89,901       4,623,608
WebMD Corp. (I)(L)                                                                                       215,000       1,623,250

Health Care Supplies 4.19%                                                                                            14,375,500
Alcon, Inc. (Switzerland)                                                                                 70,000       5,544,000
Johnson & Johnson                                                                                        115,000       7,440,500
Retractable Technologies, Inc. (I)(L)                                                                     50,000         209,000
Serologicals Corp. (I)                                                                                    50,000       1,182,000

Managed Health Care 6.01%                                                                                             20,625,000
UnitedHealth Group, Inc.                                                                                 150,000      13,335,000
WellPoint, Inc. (I)(L)                                                                                    60,000       7,290,000

Pharmaceuticals 10.99%                                                                                                37,694,633
Abbot Laboratories                                                                                       100,000       4,502,000
Allergan, Inc.                                                                                            20,000       1,519,000
Forest Laboratories, Inc. (I)(L)                                                                          65,000       2,699,450
IVAX Corp. (L)                                                                                            65,000         976,950
Medicines Co. (The) (I)(L)                                                                               110,000       3,026,100
Novartis AG (ADR) (Switzerland)                                                                          145,000       6,942,600
Pfizer, Inc.                                                                                             225,000       5,436,000
Roche Holding AG (Switzerland)                                                                            40,000       4,260,833
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                                       290,000       8,331,700

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 20.72%                                                                                        $71,057,697
(Cost $71,057,697)

Joint Repurchase Agreement 1.14%                                                                                       3,921,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 1-31-05, due 2-1-05 (secured
by U.S. Treasury Inflation Indexed Notes 1.875%, due 7-15-13
and 1.625%, due 1-15-15)                                                                   2.450           3,921       3,921,000

                                                                                                          Shares
---------------------------------------------------------------------------------------------------------------------------------
Cash Equivalents 19.58%                                                                                               67,136,697
AIM Cash Investment Trust (T)                                                                         67,136,697      67,136,697

Total investments 100.00%                                                                                           $342,998,163


John Hancock
Health Sciences Fund
Footnotes to Schedule of Investments
January 31, 2005 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on January 31, 2005, including short-term investments, was $251,398,291. Gross unrealized appreciation and depreciation of investments aggregated $94,148,105 and $2,548,233 respectively, resulting in net unrealized appreciation of $91,599,872.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of John Hancock Health Sciences Fund.

280Q1  1/05
       3/05

JOHN HANCOCK
Biotechnology Fund

1.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Biotechnology Fund
Securities owned by the Fund on
January 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 92.21%                                                                                                 $19,773,817
(Cost $16,337,126)

Biotechnology 65.29%                                                                                                  14,001,402
Abgenix, Inc. (I)                                                                                         32,000         280,960
Alkermes, Inc. (I)                                                                                        10,000         126,700
Amgen, Inc. (I)                                                                                           48,000       2,987,520
Amylin Pharmaceuticals, Inc. (I)(L)                                                                        5,000         112,050
Applera Corp.-Celera Genomics Group (I)                                                                   30,000         398,100
AtheroGenics, Inc. (I)(L)                                                                                 10,000         185,500
Biogen Idec, Inc. (I)                                                                                     22,500       1,461,600
Celgene Corp. (I)                                                                                         20,000         546,800
Cephalon, Inc. (I)                                                                                         6,000         295,200
Charles River Laboratories International, Inc. (I)                                                         5,000         236,900
Eyetech Pharmaceuticals, Inc. (I)(L)                                                                       7,500         276,450
Genentech, Inc. (I)                                                                                       20,000         954,200
Genzyme Corp. (I)                                                                                         16,000         931,360
Gilead Sciences, Inc. (I)                                                                                 32,000       1,059,200
Human Genome Sciences, Inc. (I)                                                                           10,000         119,500
Kosan Biosciences, Inc. (I)                                                                                8,500          60,095
Martek Biosciences Corp. (I)                                                                               6,000         316,920
Medarex, Inc. (I)                                                                                         32,500         309,075
MedImmune, Inc. (I)                                                                                       11,500         272,033
Millennium Pharmaceuticals, Inc. (I)(L)                                                                   18,000         165,780
Nabi Biopharmaceuticals (I)                                                                                9,900         127,809
Neurocrine Biosciences, Inc. (I)                                                                           6,000         274,500
OSI Pharmaceuticals, Inc. (I)                                                                              6,000         390,600
Protein Design Labs, Inc. (I)                                                                             23,000         463,910
QIAGEN N.V. (Netherlands) (I)                                                                             20,000         215,200
Sepracor, Inc. (I)                                                                                        10,000         571,800
Telik, Inc. (I)(L)                                                                                        12,000         228,240
Vicuron Pharmaceuticals, Inc. (I)                                                                         20,000         303,000
ZymoGenetics, Inc. (I)                                                                                    16,000         330,400

Health Care Equipment 8.65%                                                                                            1,855,695
Affymetrix, Inc. (I)(L)                                                                                   10,000         411,600
Applera Corp.-Applied Biosystems Group                                                                    11,000         220,550
Caliper Life Sciences, Inc. (I)                                                                           50,000         377,000
Fisher Scientific International, Inc. (I)(L)                                                               3,500         221,025
Gen-Probe, Inc. (I)                                                                                       10,000         488,100
Invitrogen Corp. (I)                                                                                       2,000         137,420

Health Care Services 5.59%                                                                                             1,198,440
Accredo Health, Inc. (I)                                                                                  10,000         297,800
Cytokinetics, Inc. (I)                                                                                    17,000         166,940
Nektar Therapeutics (I)                                                                                   22,000         370,700
Onyx Pharmaceuticals, Inc. (I)                                                                            12,500         363,000

Health Care Supplies 0.63%                                                                                               134,920
Retractable Technologies, Inc. (I)                                                                         4,000          16,720
Serologicals Corp. (I)                                                                                     5,000         118,200

Pharmaceuticals 12.05%                                                                                                 2,583,360
ARIAD Pharmaceuticals, Inc. (I)                                                                           25,000         187,750
Enzon Pharmaceuticals, Inc. (I)                                                                           10,000         129,000
ICOS Corp. (I)(L)                                                                                          5,000         125,150
Medicines Co. (The) (I)                                                                                   15,000         412,650
MGI Pharma, Inc. (I)(L)                                                                                    8,000         181,520
Nuvelo, Inc. (I)                                                                                          33,000         260,700
Pharmion Corp. (I)                                                                                         4,000         145,040
Rigel Pharmaceuticals, Inc. (I)                                                                           15,000         287,850
Salix Pharmaceuticals, Ltd. (I)                                                                            9,000         135,450
Teva Pharmaceutical Industries Ltd., American Depositary Receipt
(ADR) (Israel)                                                                                            25,000         718,250

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 7.79%                                                                                          $1,670,454
(Cost $1,670,454)

Joint Repurchase Agreement 1.50%                                                                                         322,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 1-31-05, due 2-1-05 (secured
by U.S. Treasury Inflation Indexed Notes 1.875%, due 7-15-13
and 1.625%, due 1-15-15)                                                                   2.450             322         322,000

                                                                                                          Shares
---------------------------------------------------------------------------------------------------------------------------------
Cash Equivalents 6.29%                                                                                                 1,348,454
AIM Cash Investment Trust (T)                                                                          1,348,454       1,348,454

Total investments 100.00%                                                                                            $21,444,271


John Hancock
Biotechnology Fund
Footnotes to Schedule of Investments
January 31, 2005 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on January 31, 2005, including short-term investments, was $18,007,580. Gross unrealized appreciation and depreciation of investments aggregated $4,307,463 and $870,772 respectively, resulting in net unrealized appreciation of $3,436,691.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of John Hancock Biotechnology Fund.

730Q1  1/05
       3/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock World Fund

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    March 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    March 29, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    March 29, 2005